Exhibit 99.1

Independent Accountants’ Agreed‑Upon Procedures Report

Cablevision Lightpath LLC (the “Company”)
Morgan Stanley & Co. LLC (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: Lightpath Fiber Issuer LLC, Secured Fiber Network Revenue Notes, Series 2026‑1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Lightpath ABS Data Tape_Sept 2025_(12.17.2025)_vClean.xlsx” provided by the Structuring Agent on December 17, 2025, on behalf of the Company, containing information on 89,237 fiber circuit receivables (the “Receivables”) as of September 30, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering of Lightpath Fiber Issuer LLC, Secured Fiber Network Revenue Notes, Series 2026‑1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of months were within $1.00, 0.1%, and 0.1 months, respectively, unless otherwise stated.

•
The term “System Screenshots” means information provided by the Company containing supporting documentation from the Company’s asset system for the following specified attributes in the Data File for each Selected Receivable (defined below): SERVICE ITEM, BILLING SERVICE, BILLING ACCOUNT NAME, LEGAL ENTITY, CUSTOMER DESIGNATION, CUSTOMER INDUSTRY, MRR, ESCALATION FIXED %, SERVICE STATE‑A, SERVICE STATE‑Z, CONTRACT START, SERVICE ACTIVATION DATE, CONTRACT END, CONTRACT TERM, and ITEM START DATE.

•
The term “Product Service Line Mapping” means an electronic data file entitled “Lightpath Product Hierarchy_20251215_vSent.xlsx” provided by the Company on December 15, 2025, containing information on the mapping of the PRODUCT/SERVICE TYPE attribute to the PRODUCT/SERVICE LINE attribute.

•
The term “Circuit Detail Report” means an electronic data file entitled “Circuit Detail Report with Charge Type_Sept25.xlsx” provided by the Company on December 10, 2025, containing information related to the cost recovery surcharge and property tax surcharge that were used to verify the CRS/PT RECUR FEES attribute.

•
The term “Customer Since Support” means an electronic data file entitled “Customer Since_Billing System Data_Sept25.xlsx” provided by the Company on December 10, 2025, containing information related to the date that the customer started doing business with the Company, which we used to verify the CUSTOMER SINCE attribute.

•
The term “Supporting Information Files” means electronic mail correspondence provided by the Company on December 23, 2025, containing instructions and information related to the LEGAL ENTITY, CUSTOMER INDUSTRY, CRS/PT RECUR FEES, CONTRACT END, and CONTRACT TERM attributes. The instructions and information included LEGAL ENTITY and CUSTOMER INDUSTRY mapping tables, CRS/PT RECUR FEES Circuit File support, and CONTRACT END and CONTRACT TERM billing system screenshot updates.

•
The term “Recurring Billed Support” means electronic mail correspondence provided by the Company on January 5, 2026, containing instructions and information related to the RECURRING BILLED attribute for Selected Receivables #11, #32, #52, #65, #66, and #86.

•	The term “Source Documents” means the System Screenshots, Product Service Line Mapping, Circuit Detail Report, Customer Since Support, Supporting Information Files, and Recurring Billed Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of 150 Receivables from the Data File (the “Selected Receivables”) using a random sampling tool. A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
SERVICE ITEM	System Screenshots
BILLING SERVICE	System Screenshots
BILLING ACCOUNT NAME	System Screenshots

Attribute	Source Documents/Instructions
LEGAL ENTITY	System Screenshots, Supporting Information Files
CUSTOMER DESIGNATION	System Screenshots
CUSTOMER INDUSTRY	System Screenshots, Supporting Information Files
PRODUCT/SERVICE TYPE	System Screenshots
PRODUCT/SERVICE LINE	Product Service Line Mapping
CIRCUIT ID	System Screenshots
RECURRING BILLED	System Screenshots, Recurring Billed Support
CRS/PT RECUR FEES	Circuit Detail Report, Supporting Information Files
ESCALATION FIXED %	System Screenshots
SERVICE STATE‑A	System Screenshots
SERVICE STATE‑Z	System Screenshots
CONTRACT START	System Screenshots
SERVICE ACTIVATION DATE	System Screenshots
CONTRACT END	System Screenshots, Supporting Information Files
CUSTOMER SINCE	Customer Since Support
CONTRACT TERM	System Screenshots, Supporting Information Files
REMAINING CONTRACT TERM
Recompute as the number of months between September 30, 2025, and CONTRACT END.
For Selected Receivables for which the value in the Remaining Term Bucket field in the Data File is “MTM”, recompute as 1 month.

ITEM START DATE	System Screenshots
TENURE	Recompute as the number of years between CUSTOMER SINCE and September 30, 2025.

We found such information to be in agreement.

We were engaged by the Company to perform this agreed‑upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed‑upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
Irvine, California
January 13, 2026

Exhibit A
The Selected Receivables

Selected Receivable Number	SERVICE ITEM #	Selected Receivable Number	SERVICE ITEM #	Selected Receivable Number	SERVICE ITEM #
1	SI # ‑ 0000155***	51	SI # ‑ 0000152***	101	SI # ‑ 0000217***
2	SI # ‑ 0000249***	52	SI # ‑ 0000191***	102	SI # ‑ 0000282***
3	SI # ‑ 0000143***	53	SI # ‑ 0000233***	103	SI # ‑ 0000234***
4	SI # ‑ 0000193***	54	SI # ‑ 0000216***	104	SI # ‑ 0000233***
5	SI # ‑ 0000137***	55	SI # ‑ 0000172***	105	SI # ‑ 0000280***
6	SI # ‑ 0000213***	56	SI # ‑ 0000278***	106	SI # ‑ 0000185***
7	SI # ‑ 0000183***	57	SI # ‑ 0000209***	107	SI # ‑ 0000180***
8	SI # ‑ 0000262***	58	SI # ‑ 0000257***	108	SI # ‑ 0000158***
9	SI # ‑ 0000211***	59	SI # ‑ 0000255***	109	SI # ‑ 0000240***
10	SI # ‑ 0000270***	60	SI # ‑ 0000216***	110	SI # ‑ 0000239***
11	SI # ‑ 0000145***	61	SI # ‑ 0000150***	111	SI # ‑ 0000240***
12	SI # ‑ 0000216***	62	SI # ‑ 0000188***	112	SI # ‑ 0000240***
13	SI # ‑ 0000192***	63	SI # ‑ 0000213***	113	SI # ‑ 0000205***
14	SI # ‑ 0000181***	64	SI # ‑ 0000181***	114	SI # ‑ 0000279***
15	SI # ‑ 0000207***	65	SI # ‑ 0000243***	115	SI # ‑ 0000134***
16	SI # ‑ 0000200***	66	SI # ‑ 0000244***	116	SI # ‑ 0000217***
17	SI # ‑ 0000133***	67	SI # ‑ 0000155***	117	SI # ‑ 0000257***
18	SI # ‑ 0000224***	68	SI # ‑ 0000269***	118	SI # ‑ 0000190***
19	SI # ‑ 0000279***	69	SI # ‑ 0000270***	119	SI # ‑ 0000143***
20	SI # ‑ 0000238***	70	SI # ‑ 0000182***	120	SI # ‑ 0000146***
21	SI # ‑ 0000167***	71	SI # ‑ 0000251***	121	SI # ‑ 0000146***
22	SI # ‑ 0000199***	72	SI # ‑ 0000273***	122	SI # ‑ 0000220***
23	SI # ‑ 0000233***	73	SI # ‑ 0000186***	123	SI # ‑ 0000202***
24	SI # ‑ 0000255***	74	SI # ‑ 0000277***	124	SI # ‑ 0000205***
25	SI # ‑ 0000206***	75	SI # ‑ 0000140***	125	SI # ‑ 0000248***
26	SI # ‑ 0000232***	76	SI # ‑ 0000250***	126	SI # ‑ 0000210***
27	SI # ‑ 0000242***	77	SI # ‑ 0000250***	127	SI # ‑ 0000183***
28	SI # ‑ 0000150***	78	SI # ‑ 0000250***	128	SI # ‑ 0000212***
29	SI # ‑ 0000263***	79	SI # ‑ 0000234***	129	SI # ‑ 0000271***
30	SI # ‑ 0000261***	80	SI # ‑ 0000220***	130	SI # ‑ 0000282***
31	SI # ‑ 0000283***	81	SI # ‑ 0000195***	131	SI # ‑ 0000210***
32	SI # ‑ 0000203***	82	SI # ‑ 0000264***	132	SI # ‑ 0000136***
33	SI # ‑ 0000247***	83	SI # ‑ 0000193***	133	SI # ‑ 0000232***
34	SI # ‑ 0000160***	84	SI # ‑ 0000171***	134	SI # ‑ 0000284***
35	SI # ‑ 0000155***	85	SI # ‑ 0000157***	135	SI # ‑ 0000190***
36	SI # ‑ 0000164***	86	SI # ‑ 0000277***	136	SI # ‑ 0000204***
37	SI # ‑ 0000138***	87	SI # ‑ 0000210***	137	SI # ‑ 0000163***
38	SI # ‑ 0000204***	88	SI # ‑ 0000151***	138	SI # ‑ 0000268***
39	SI # ‑ 0000196***	89	SI # ‑ 0000278***	139	SI # ‑ 0000208***
40	SI # ‑ 0000164***	90	SI # ‑ 0000271***	140	SI # ‑ 0000234***
41	SI # ‑ 0000272***	91	SI # ‑ 0000267***	141	SI # ‑ 0000259***
42	SI # ‑ 0000186***	92	SI # ‑ 0000156***	142	SI # ‑ 0000255***
43	SI # ‑ 0000241***	93	SI # ‑ 0000264***	143	SI # ‑ 0000255***
44	SI # ‑ 0000254***	94	SI # ‑ 0000219***	144	SI # ‑ 0000162***
45	SI # ‑ 0000263***	95	SI # ‑ 0000196***	145	SI # ‑ 0000206***
46	SI # ‑ 0000207***	96	SI # ‑ 0000164***	146	SI # ‑ 0000280***
47	SI # ‑ 0000192***	97	SI # ‑ 0000149***	147	SI # ‑ 0000281***
48	SI # ‑ 0000222***	98	SI # ‑ 0000147***	148	SI # ‑ 0000231***
49	SI # ‑ 0000247***	99	SI # ‑ 0000147***	149	SI # ‑ 0000201***
50	SI # ‑ 0000147***	100	SI # ‑ 0000216***	150	SI # ‑ 0000278***